Note 7 - Long-term Debt and Note Payable to Bank (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 01, 2018	Oct. 31, 2018	Apr. 10, 2018	Oct. 31, 2017
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 260,954
Long-term Debt, Maturities, Repayments of Principal in Year Two		3,270,918
Long-term Debt, Maturities, Repayments of Principal in Year Three		282,651
Long-term Debt, Maturities, Repayments of Principal in Year Four		294,181
Long-term Debt, Maturities, Repayments of Principal in Year Five		306,180
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,000,000
Debt Instrument, Interest Rate, Effective Percentage		4.74%
Long-term Line of Credit, Total		$ 3,000,000		$ 5,700,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 4,000,000		$ 1,300,000
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | Special Project Revolver [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 6,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 2,800,000
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Special Project Revolver [Member]
Debt Instrument, Basis Spread on Variable Rate		4.00%
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage		2.50%
Virginia Real Estate Loan and North Carolina Real Estate Loan [Member] | Pinnacle Financial Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage		3.95%